Statement of Shareholders' Equity (USD $) In Thousands	Predecessor [Member]	Successor [Member]	Series B common stock [Member] Predecessor [Member]	Series B common stock [Member] Successor [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Retained Earnings [Member] Predecessor [Member]	Retained Earnings [Member] Successor [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Noncontrolling Interest [Member] Predecessor [Member]	Noncontrolling Interest [Member] Successor [Member]
Beginning Balance at Dec. 31, 2009	$ (141,688)		$ 1		$ 2,507		$ (141,778)		$ (555)		$ (1,863)
Net (loss) income	(28,958)						(23,658)				(5,300)
Change in fair value of interest rate swap agreement	179								179
Foreign currency translation adjustment	1,709								1,709
Stock-based compensation	551				551
Cash dividends paid	(1,000)						(1,000)
Ending Balance at Dec. 31, 2010	(169,207)		1		3,058		(166,436)		1,333		(7,163)
Net (loss) income	(62,405)						(68,546)				6,141
Change in fair value of interest rate swap agreement	563								563
Foreign currency translation adjustment	(1,734)								(1,734)
Equity contributions to Solar	5,224										5,224
Stock-based compensation	780				498						282
Issuance of Series D preferred stock and warrants, net of issuance costs and amount allocated to liability	43,280				43,280
Ending Balance at Dec. 31, 2011	(183,499)		1		46,836		(234,982)		162		4,484
Net (loss) income	(39,847)
Foreign currency translation adjustment	1,969
Ending Balance at Sep. 30, 2012
Beginning Balance at Dec. 31, 2011	(183,499)		1		46,836		(234,982)		162		4,484
Net (loss) income	(154,836)						(153,517)				(1,319)
Change in fair value of interest rate swap agreement	318								318
Foreign currency translation adjustment	708								708
Stock-based compensation	2,371				1,780						591
Issuance of Series D preferred stock and warrants, net of issuance costs and amount allocated to liability	4,454				4,454
Change in fair value of warrant	1,047				1,047
Solar share issuance	14,193										14,193
Cash dividends paid	(80)										(80)
Elimination of the predecessor equity structure and non-controlling interests		315,324		(1)		(54,117)		388,499		(1,188)		(17,869)
Investment by Parent		708,453				708,453
Ending Balance at Nov. 16, 2012	(315,324)	708,453	1		54,117	708,453	(388,499)		1,188		17,869
Net (loss) income		(30,102)						(30,102)
Foreign currency translation adjustment		928								928
Ending Balance at Dec. 31, 2012		679,279				708,453		(30,102)		928
Net (loss) income		(87,341)
Foreign currency translation adjustment		$ (3,981)
Ending Balance at Sep. 30, 2013